Consolidated Statements of Operations and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 122,808	$ 33,030	$ 33,000
Cost of sales	92,287	15,550	18,502
Gross profit	30,521	17,480	14,498
Expenses
Amortization	17,984		180,469
Consulting	355,350	174,321	509,734
General and administrative	183,000	120,577	198,837
Management Fees	205,000	270,000	175,000
Marketing and communications	329,342	31,251	247,243
Professional fees	189,796	159,593	219,948
Share-based compensation	495,791	130,219	86,420
Expense, by nature	(1,776,263)	(885,961)	(1,617,651)
Other income (expense)
Finance costs	(38,438)	(158,952)	(5,144)
Gain on settlement and write-off of liabilities	75,467	33,899	3,058
Write down of intangible assets			(313,514)
Write-down on inventories		(180,432)
Interest income	581		405
Other income			2,096
Net loss from continuing operations	(1,708,132)	(1,173,966)	(1,916,252)
Loss from discontinued operations			(189,356)
Net loss and comprehensive loss for the year	$ (1,708,132)	$ (1,173,966)	$ (2,105,608)
Basic and Diluted Loss Per Share
Continuing operations	$ (0.02)	$ (0.02)	$ (0.04)
Discontinued operations			(0.00)
Basic and diluted loss per share	$ (0.02)	$ (0.02)	$ (0.04)
Weighted Average Number of Common Shares Outstanding	92,610,766	60,449,165	47,292,091